Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Transactions
Amount paid for services received from related party	€ 19,532	€ 15,295
Balances
Accounts receivable	197		€ 176
Accounts payable	€ 13,756		€ 47,205